Income Taxes Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Unearned premiums reserve	$ 378.8	$ 361.0
Investment basis differences	60.6	94.8
Non-deductible accruals	208.0	200.7
Loss and loss adjustment expense reserves	76.9	92.0
Other	7.5	14.7
Deferred tax liabilities:
Net unrealized gains on securities	(550.3)	(509.9)
Hedges on forecasted transactions	(0.8)	(2.2)
Deferred acquisition costs	(160.0)	(156.7)
Property and equipment	(100.9)	(99.6)
Prepaid expenses	(11.4)	(14.4)
Deferred gain on extinguishment of debt	(3.0)	(4.8)
Other	(4.3)	(4.0)
Net deferred tax liability	$ (98.9)	$ (28.4)